Shareholder Report, Line Graph (Details) - USD ($)	2 Months Ended	6 Months Ended	12 Months Ended		50 Months Ended	60 Months Ended		87 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 10, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
C000101771 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Emerging Markets Small Cap Growth Fund (DRESX)
Account Value	$ 18,287.91975	$ 18,287.91975	$ 18,287.91975	$ 18,287.91975	$ 18,287.91975	$ 18,287.91975	$ 18,287.91975	$ 18,287.91975	$ 18,287.91975	$ 18,287.91975		$ 15,589.68184	$ 14,135.33822	$ 17,930.90448	$ 15,466.86042		$ 11,580.52368	$ 8,661.221031	$ 11,395.92137		$ 8,548.77911	$ 9,495.685449	$ 10,576.56027	$ 10,000
Average Annual Return, Percent				21.04%			11.95%		5.38%
C000176647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Global Fund (DMAGX)
Account Value	18,814.77	$ 18,814.77	18,814.77	$ 18,814.77	18,814.77	18,814.77	$ 18,814.77	$ 18,814.77	$ 18,814.77	18,814.77		16,037.64	13,424.98	16,546.28	16,645.32		12,787.24	10,512.49	12,114.35	$ 10,000
Average Annual Return, Percent				25.03%			9.46%	9.14%
C000249377 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus International Developed Equity Fund (DIDEX)
Account Value	$ 10,120	$ 10,120	10,120	$ 10,120	10,120	10,120	$ 10,120	$ 10,120	10,120	10,120	$ 10,000
Average Annual Return, Percent	1.20%
C000050883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus International Small Cap Growth Fund (DRIOX)
Account Value	$ 20,253.9381	$ 20,253.9381	20,253.9381	$ 20,253.9381	20,253.9381	20,253.9381	$ 20,253.9381	20,253.9381	$ 20,253.9381	20,253.9381		19,116.56792	17,075.73474	22,587.05423	20,079.04267		15,479.83116	11,870.23351	14,288.1168		10,101.59752	10,771.65504	9,567.619107	10,000
Average Annual Return, Percent				12.90%			7.89%		6.75%
C000132648 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Micro Cap Growth Fund (DMCRX)
Account Value	42,931	$ 42,931	42,931	$ 42,931	42,931	42,931	$ 42,931	42,931	$ 42,931	42,931		37,581.55	33,722.43	50,732.53	40,674.39		21,914.61	16,367.81	15,756.16		12,675.53	10,761.68	10,820.76494	10,000
Average Annual Return, Percent				14.44%			15.40%		15.84%
C000190956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Emerging Markets Growth Fund (Institutional Class/DIEMX)
Account Value	812,419.94	$ 812,419.94	812,419.94	$ 812,419.94	812,419.94	812,419.94	$ 812,419.94	812,419.94	$ 812,419.94	812,419.94		727,180.58	652,452.23	840,289.8	854,730.65		669,730.16	533,220.3	635,363.82		445,620.28	420,861.63	470,209.54	500,000
Average Annual Return, Percent				16.96%			5.75%		4.59%
C000005025 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Emerging Markets Growth Fund (Investor Class/DREGX)
Account Value	16,005.26	$ 16,005.26	16,005.26	$ 16,005.26	16,005.26	16,005.26	$ 16,005.26	16,005.26	$ 16,005.26	16,005.26		14,346.54	12,897.28	16,650.24	16,975.9		13,331.51	10,636.19	12,702.13		8,912.41	8,417.23	9,404.19	10,000
Average Annual Return, Percent				16.69%			5.51%		4.43%
C000124893 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Event Driven Fund (DEVDX)
Account Value	15,451.12	$ 15,451.12	$ 15,451.12	$ 15,451.12	15,451.12	$ 15,451.12	$ 15,451.12	15,451.12	$ 15,451.12	$ 15,451.12		15,551.78	14,194.25	15,768.79	14,697.96		11,781.67	9,856.7	10,270.35		9,842.03	9,263.6	9,365.043242	10,000
Average Annual Return, Percent			5.80%			5.97%				4.14%
C000190999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Small Cap Growth Fund (Institutional Class/DNSMX)
Account Value	2,172,520.782	$ 2,172,520.782	$ 2,172,520.782	$ 2,172,520.782	2,172,520.782	$ 2,172,520.782	$ 2,172,520.782	2,172,520.782	$ 2,172,520.782	$ 2,172,520.782		1,821,416.246	1,529,022.501	2,314,301.134	1,905,649.948		1,159,241.929	824,360.38	795,804.4693		608,602.2609	549,684.9814	544,075.9814	500,000
Average Annual Return, Percent				24.84%			14.44%		15.33%
C000190998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Small Cap Growth Fund (Investor Class/DVSMX)
Account Value	40,350.62	$ 40,350.62	40,350.62	$ 40,350.62	40,350.62	40,350.62	$ 40,350.62	40,350.62	$ 40,350.62	40,350.62		33,880.00887	28,490.10185	43,240.19351	35,699.43242		21,798.75839	15,543.12842	15,041.82685		11,513.17454	10,398.61259	10,292.50487	10,000
Average Annual Return, Percent				24.57%			14.13%		15.12%
C000219126 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Driehaus Small/Mid Cap Growth Fund (DSMDX)
Account Value	20,255.39	$ 20,255.39	20,255.39	$ 20,255.39	$ 20,255.39	20,255.39	$ 20,255.39	20,255.39	$ 20,255.39	20,255.39		17,055.97	14,129.97	20,613.96	17,422.76	$ 10,000
Average Annual Return, Percent				24.15%	18.47%
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index - Net
Account Value	20,411.43	$ 20,411.43	20,411.43	$ 20,411.43	$ 20,411.43	20,411.43	$ 20,411.43	$ 20,411.43	20,411.43	20,411.43		18,338.98	15,007.12	18,382.97	15,508.17		13,339.8	10,537.18	11,632.3	$ 10,000
Average Annual Return, Percent				19.37%			10.76%	10.38%
MSCI World ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index - Net
Account Value	$ 10,210.36	$ 10,210.36	10,210.36	$ 10,210.36	10,210.36	10,210.36	$ 10,210.36	$ 10,210.36	10,210.36	10,210.36	10,000
Average Annual Return, Percent	2.10%
MSCI All Country World ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Index - Net
Account Value	$ 15,389.86064	$ 15,389.86064	15,389.86064	$ 15,389.86064	15,389.86064	15,389.86064	$ 15,389.86064	15,389.86064	$ 15,389.86064	15,389.86064		14,561.26434	12,594.51258	14,994.03081	13,906.01817		12,567.34824	10,342.53244	12,053.57938		9,476.704007	9,069.040337	9,613.361502	10,000
Average Annual Return, Percent				11.62%			5.55%		3.84%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value	33,659.45	$ 33,659.45	33,659.45	$ 33,659.45	$ 33,659.45	33,659.45	$ 33,659.45	33,659.45	$ 33,659.45	33,659.45		29,640.87	23,532.57	29,126.96	23,178.98	10,000	19,173.96	14,634.49	15,444.03		12,749.9	11,309.61	11,255.72012	10,000
Average Annual Return, Percent				23.13%	18.37%		14.14%		12.15%
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index - Net
Account Value	698,889.13	$ 698,889.13	698,889.13	$ 698,889.13	$ 698,889.13	698,889.13	$ 698,889.13	698,889.13	$ 698,889.13	698,889.13		650,215.03	592,029.64	740,883.08	760,206.18		642,575.44	542,615.53	635,146.95		462,654.77	416,105.68	489,062.81	500,000
Average Annual Return, Percent				12.55%			3.10%		2.79%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value	35,913.18	$ 35,913.18	$ 35,913.18	$ 35,913.18	35,913.18	$ 35,913.18	$ 35,913.18	35,913.18	$ 35,913.18	$ 35,913.18		31,149.78	24,665.74	30,120.9	23,402.97		19,765.98	15,032.72	15,722.02		12,904.72	11,526.19	11,368.85026	10,000
Average Annual Return, Percent			24.56%			15.05%				12.86%
MSCI Emerging Markets Small Cap Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Small Cap Growth Index - Net
Account Value	16,556.592	$ 16,556.592	$ 16,556.592	$ 16,556.592	16,556.592	$ 16,556.592	$ 16,556.592	16,556.592	$ 16,556.592	$ 16,556.592		15,583.11305	12,588.76044	16,402.65315	13,622.31607		10,849.31478	9,685.219385	12,101.60915		9,216.812686	9,649.560414	10,132.20072	10,000
Average Annual Return, Percent				16.82%			10.07%		4.22%
MSCI Emerging Markets Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Small Cap Index - Net
Account Value	18,010.26531	$ 18,010.26531	18,010.26531	$ 18,010.26531	18,010.26531	18,010.26531	$ 18,010.26531	18,010.26531	$ 18,010.26531	18,010.26531		16,825.17068	13,577.93817	16,562.72982	13,947.40567		11,692.38642	10,486.3848	12,880.81227		9,624.042996	9,409.477682	10,101.05788	10,000
Average Annual Return, Percent				20.04%			9.99%		5.15%
MSCI World ex USA Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Growth Index - Net
Account Value	$ 10,311	$ 10,311	10,311	$ 10,311	10,311	10,311	$ 10,311	10,311	$ 10,311	10,311	$ 10,000
Average Annual Return, Percent	3.11%
MSCI All Country World ex USA Small Cap Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex USA Small Cap Growth Index - Net
Account Value	$ 16,617.97537	$ 16,617.97537	16,617.97537	$ 16,617.97537	16,617.97537	16,617.97537	$ 16,617.97537	16,617.97537	$ 16,617.97537	16,617.97537		16,210.99005	14,206.72567	19,222.80521	17,235.57389		13,934.2608	11,182.12359	13,682.5752		10,238.38737	10,267.44664	9,641.197243	10,000
Average Annual Return, Percent				8.75%			5.52%		4.52%
Russell Microcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Microcap® Growth Index
Account Value	14,428.55	$ 14,428.55	14,428.55	$ 14,428.55	14,428.55	14,428.55	$ 14,428.55	14,428.55	$ 14,428.55	14,428.55		14,333.15	13,136.72	18,702.57	18,539.32		13,230.23	10,727.76	12,500.57		10,716	10,028.05	10,429.93342	10,000
Average Annual Return, Percent				2.49%			2.92%		3.61%
MSCI Emerging Markets Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Growth Index - Net
Account Value	749,079.69	$ 749,079.69	749,079.69	$ 749,079.69	749,079.69	749,079.69	$ 749,079.69	749,079.69	$ 749,079.69	749,079.69		690,699.69	652,679.46	858,315.32	937,090.54		713,523.08	570,352.56	697,744.8		475,309.15	441,761.67	498,255.75	500,000
Average Annual Return, Percent				11.08%			3.18%		3.51%
Morningstar Event Driven Category [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Event Driven Category
Account Value	13,944.68	$ 13,944.68	$ 13,944.68	$ 13,944.68	13,944.68	$ 13,944.68	$ 13,944.68	13,944.68	$ 13,944.68	$ 13,944.68		13,885.74	13,149.46	13,325.52	12,787.55		12,037.02	11,181.93	10,968.45		10,514.5	10,092.97	10,166.11774	10,000
Average Annual Return, Percent			5.13%			3.61%				3.14%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Account Value	1,042,634.391	$ 1,042,634.391	$ 1,042,634.391	$ 1,042,634.391	1,042,634.391	$ 1,042,634.391	$ 1,042,634.391	1,042,634.391	$ 1,042,634.391	$ 1,042,634.391		998,296.6041	841,319.4083	1,142,437.174	1,110,943.996		$ 825,168.9369	$ 642,237.5235	$ 708,152.2322		$ 579,660.4618	$ 520,724.4187	$ 528,019.8274	$ 500,000
Average Annual Return, Percent				9.14%			6.17%		7.39%
Russell 2500 Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2500® Growth Index - Net
Account Value	$ 15,106.26	$ 15,106.26	$ 15,106.26	$ 15,106.26	$ 15,106.26	$ 15,106.26	$ 15,106.26	$ 15,106.26	$ 15,106.26	$ 15,106.26		$ 14,534.42	$ 12,220.97	$ 16,562	$ 15,766.66	$ 10,000
Average Annual Return, Percent				9.02%	11.24%